Related Party Balances, Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Due from/to Related Parties
(b)	Due from/to Related Parties

	2012	2013	2013
	Rmb	Rmb	US$
Due from:
CSH[1] and its subsidiaries	90	87	14
GDI and its subsidiaries (“GDI Group”)	2	2	1
Hanny and its subsidiaries (except GDI Group) (note 1)	1,327	312	52

	1,419	401	67

Due to:
CSH[1] and its subsidiaries	295	287	47
Hanny and its subsidiaries (except GDI Group) (note 1)	70,117	—	—

	70,412	287	47

[1]	Ms Eva Chan Ling is the deputy chairman and a director of the Company. She is also an executive director of CSH and the managing director of Rosedale (note 6). Dr. Allan Yap is the chairman, chief executive director and a director of the Company. He is appointed as the chairman of Rosedale with effect from December 30, 2014.